Vessel in Operation - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost, Vessel write down following collision		$ (10,500)
Net Book Value, ending balance	$ 194	279
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,488,865	1,326,685
Cost, Transfer in from vessels under construction	259,463	200,118
Cost, Additions	20,078	14,906
Cost, Disposals	(5,482)	(39,994)
Cost, Reduction in contract cost of newbuild vessels	(1,484)	(2,350)
Cost, Vessel write down following collision		(10,500)
Cost, ending balance	1,761,440	1,488,865
Accumulated Depreciation, beginning balance	224,414	179,686
Accumulated Depreciation, Charge for the period	62,149	53,314
Accumulated Depreciation, Disposals for the period	(5,482)	(8,586)
Accumulated Depreciation, ending balance	281,081	224,414
Net Book Value, ending balance	1,480,359	1,264,451	$ 1,146,999
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,462,136	1,307,013
Cost, Transfer in from vessels under construction	256,663	197,518
Cost, Additions	10,176	3,348
Cost, Disposals		(32,893)
Cost, Reduction in contract cost of newbuild vessels	(1,484)	(2,350)
Cost, Vessel write down following collision		(10,500)
Cost, ending balance	1,727,491	1,462,136
Accumulated Depreciation, beginning balance	215,024	170,448
Accumulated Depreciation, Charge for the period	53,653	47,698
Accumulated Depreciation, Disposals for the period		(3,122)
Accumulated Depreciation, ending balance	268,677	215,024
Net Book Value, ending balance	1,458,814	1,247,112	1,136,565
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	26,729	19,672
Cost, Transfer in from vessels under construction	2,800	2,600
Cost, Additions	9,902	11,558
Cost, Disposals	(5,482)	(7,101)
Cost, ending balance	33,949	26,729
Accumulated Depreciation, beginning balance	9,390	9,238
Accumulated Depreciation, Charge for the period	8,496	5,616
Accumulated Depreciation, Disposals for the period	(5,482)	(5,464)
Accumulated Depreciation, ending balance	12,404	9,390
Net Book Value, ending balance	$ 21,545	$ 17,339	$ 10,434